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                                                  SEC USE ONLY

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2006

               (Please read instructions before preparing form.)

If amended report check here: [_]

                              Kurt F. Somerville
                   Name of Institutional Investment Manager

   Hemenway & Barnes        60 State Street     Boston,      MA        02109
    Business Address           (Street)         (City)     (State)     (Zip)

                                (617) 227-7940
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2006.


                                                  Kurt F. Somerville
                                                  ------------------------------
                                                  (Name of Institutional
                                                    Investment Manager)

                                                  /s/ Kurt F. Somerville
                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                             13F File No.:
-----                                                             -------------
1. Brian C. Broderick (12)*......................................   28-11136
2. Michael B. Elefante...........................................   28-06281
3. Timothy F. Fidgeon............................................   28-06169
4. Roy A. Hammer.................................................   28-5798
5. Stephen W. Kidder (35)*.......................................   28-11134
6. Lawrence T. Perera............................................   28-06167
7. Michael J. Puzo...............................................   28-06165
8.
9.
10.

* Refers to manager number on attached detail in Item 7.

                                                                        Page 1
AS OF: JUNE 30, 2006       FORM 13F     SEC FILE # KURT F. SOMERVILLE/28-10379

                                                        ITEM 5:                            ITEM 8:
                                               ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                      ITEM 3:   FAIR      OR     INVESTMENT           -----------------
ITEM 1:                 ITEM 2:        CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER       TITLE OF CLASS   NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------       --------------- --------- ------- --------- ----------- -------- ---- ------- ----
AFLAC INC.           COMMON STOCK    001055102  438008     9450      xx                       8350
                                                                     xx         12             200
                                                                     xx         35             900
ABBOTT LABS          COMMON STOCK    002824100 2034363    46649      xx                      42667
                                                                     xx         12             632
                                                                     xx         35            3350
ALBERTO CULVER CO.   COMMON STOCK    013068101  412902     8475      xx                       6975
                                                                     xx         12             500
                                                                     xx         35            1000
ALCOA INC.           COMMON STOCK    013817101  258880     8000      xx                       8000
AMAZON NOTE CONV     CONV.           023135AF3 2416050  2520000      xx                    2140000
SUB DEB              CORPORATE BONDS                                 xx         12           60000
                                                                     xx         35          320000
AMERICAN             COMMON STOCK    026874107  344262     5830      xx                       5830
INTERNATIONAL GROUP
INC.
AMGEN INC.           COMMON STOCK    031162100 2827003    43339      xx                      35539
                                                                     xx         12             800
                                                                     xx         35            7000
ANALOG DEVICES, INC. COMMON STOCK    032654105 1595269    49635      xx                      42935
                                                                     xx         12            1500
                                                                     xx         35            5200
ANALOGIC COPR        COMMON STOCK    032657207  269406     5780      xx                       5200
                                                                     xx         12             180
                                                                     xx         35             400
APTARGROUP INC.      COMMON STOCK    038336103 2019325    40704      xx                      34154
                                                                     xx         12             850
                                                                     xx         35            5700
AUTOMATIC DATA       COMMON STOCK    053015103  942010    20772      xx                      14870
PROCESSING                                                           xx         12             500
                                                                     xx         35            5402

                                                                        Page 2
AS OF: JUNE 30, 2006       FORM 13F     SEC FILE # KURT F. SOMERVILLE/28-10379

                                                       ITEM 5:                            ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           -----------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)    (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES  NONE
--------------       -------------- --------- ------- --------- ----------- -------- ---- ------- ----
AVERY DENNISON CORP.  COMMON STOCK  053611109  932734    16065      xx                      12565
                                                                    xx         12             400
                                                                    xx         35            3100
BP PLC ADR            COMMON STOCK  055622104 4993473    71735      xx                      60588
                                                                    xx         12            2080
                                                                    xx         35            9067
BANK OF AMERICA       COMMON STOCK  060505104  765704    15919      xx                      12519
CORP.                                                               xx         35            3400

BEA SYSTEMS INC.      CORPORATE     073325AD4 3617836  3659000      xx                    3009000
                      BONDS                                         xx         12          165000
                                                                    xx         35          485000
BERKSHIRE HATHAWAY    CLASS A       084670108  916590       10      xx                         10
INC.

BERKSHIRE HATHAWAY    CLASS B       084670207  386461      127      xx                        127
INC.

BIOMET INC.           COMMON STOCK  090613100 1023339    32705      xx                      26705
                                                                    xx         12            1200
                                                                    xx         35            4800
BOEING COMPANY        COMMON STOCK  097023105  303067     3700      xx                       2300
                                                                    xx         35            1400

BOTTOMLINE            COMMON STOCK  101388106  122914    15100      xx                      14700
TECHNOLOGIES INC.                                                   xx                        400
                                                                               12
BRISTOL MYERS         COMMON STOCK  110122108  367238    14201      xx                      14001
SQUIBB CO.                                                          xx         35             200

BURLINGTON NORTHERN   COMMON STOCK  12189T104  646601     8159      xx                       8159
SANTA FE CORP

CANADIAN NATIONAL     COMMON STOCK  136375102 3608238    82474      xx                      68624
RAILWAY CO.                                                         xx         12            1750
                                                                    xx         35           12100

                                                                        Page 3
AS OF: JUNE 30, 2006       FORM 13F     SEC FILE # KURT F. SOMERVILLE/28-10379

                                                       ITEM 5:                           ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ------- --------- ----------- -------- ---- ------ ----
CHEVRON CORP.         COMMON STOCK  166764100 2811814   45308       xx                    43640
                                                                    xx         35          1668
CISCO SYS INC.        COMMON STOCK  17275R102  927323   47482       xx                    40234
                                                                    xx         12           300
                                                                    xx         35          6948
COCA COLA CO.         COMMON STOCK  191216100  299075    6952       xx                     6952
COLGATE PALMOLIVE     COMMON STOCK  194162103  208452    3480       xx                     3480
CO.
CONOCOPHILLIPS        COMMON STOCK  20825C104  643832    9825       xx                     9325
                                                                    xx         35           500
DOW CHEMICAL CO.      COMMON STOCK  260543103  212206    5437       xx                     5437

DOW JONES & CO INC.   COMMON STOCK  260561105  628675   17957       xx                    17957

DOW JONES & CO INC.   CLASS B       260561204 2998256   85640       xx                    85640
                      (RESTRICTED)
E I DU PONT DE        COMMON STOCK  263534109  641056   15410       xx                    15010
NEMOURS & CO.                                                       xx         35           400

DUKE ENERGY CORP NEW  COMMON STOCK  26441C105  223359    7605       xx                     6605
                                                                    xx         35          1000
E M C CORP.           COMMON STOCK  268648102  910543   83003       xx                    75753
                                                                    xx         12          1200
                                                                    xx         35          6050
EATON VANCE CORP.     COMMON STOCK  278265103  217152    8700       xx                     8700

EMERSON ELECTRIC CO.  COMMON STOCK  291011104 2978607   35540       xx                    30165
                                                                    xx         12          1275
                                                                    xx         35          4100
ENCANA CORP.          COMMON STOCK  292505104 4791977   91033       xx                    77673
                                                                    xx         12          3060
                                                                    xx         35         10300

                                                                        Page 4
AS OF: JUNE 30, 2006       FORM 13F     SEC FILE # KURT F. SOMERVILLE/28-10379

                                                       ITEM 5:                           ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ------- --------- ----------- -------- ---- ------ ----
EXXON MOBIL CORP.     COMMON STOCK  30231G102 6320400  103022       xx                     91985
                                                                    xx         12           1875
                                                                    xx         35           9162
FUEL CELL ENERGY      COMMON STOCK  35952H106  373381   38975       xx                     34175
INC.                                                                xx         35           4800
GENERAL ELECTRIC CO.  COMMON STOCK  369604103 2260463   68582       xx                     64932
                                                                    xx         35           3650
GILEAD SCIENCES       COMMON STOCK  375558103  212976    3600       xx                      3600

HELMERICH & PAYNE     COMMON STOCK  423452101  567951    9425       xx                      8525
INC.                                                                xx         12            300
                                                                    xx         35            600
I M S HEALTH INC.     COMMON STOCK  449934108  260445    9700       xx                      9700

ILLINOIS TOOL WORKS   COMMON STOCK  452308109  223250    4700       xx                       700
INC.                                                                xx         35           4000
INTEL CORPORATION     COMMON STOCK  458140100 3119724  164196       xx                    140413
                                                                    xx         12           1600
                                                                    xx         35          22183
INTL BUSINESS         COMMON STOCK  459200101 1475328   19205       xx                     19205
MACHINES
INTERNATIONAL PAPER   COMMON STOCK  460146103  258400    8000       xx                      8000
CO.
JOHNSON & JOHNSON     COMMON STOCK  478160104 4284580   71505       xx                     61205
                                                                    xx         12            800
                                                                    xx         35           9500
KOPIN                 COMMON STOCK  500600101   37544   10400       xx                     10400
ELI LILLY & CO.       COMMON STOCK  532457108  528215    9557       xx                      9557
LINCOLN NATL CORP     COMMON STOCK  534187109 2154145   38167       xx                     29003
IND                                                                 xx         12           1257
                                                                    xx         35           7907

                                                                        Page 5
AS OF: JUNE 30, 2006       FORM 13F     SEC FILE # KURT F. SOMERVILLE/28-10379

                                                       ITEM 5:                           ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ------- --------- ----------- -------- ---- ------ ----
MEDTRONIC INC.       COMMON STOCK   585055106  234131    4990       xx                     4590
                                                                    xx         35           400
MERCK & CO. INC.     COMMON STOCK   589331107 1990499   54639       xx                    47727
                                                                    xx         35          6912
MICROSOFT CORP.      COMMON STOCK   594918104 1597099   68545       xx                    59727
                                                                    xx         35          8818
NOKIA CORP ADR A     COMMON STOCK   654902204  999831   49350       xx                    42150
                                                                    xx         12           500
                                                                    xx         35          6700
NOVARTIS AG ADR      COMMON STOCK   66987V109  628168   11650       xx                    10500
                                                                    xx         12           750
                                                                    xx         35           400
ORACLE CORP.         COMMON STOCK   68389X105  715502   49379       xx                    40379
                                                                    xx         12          1200
                                                                    xx         35          7800
PEPSICO INC.         COMMON STOCK   713448108 1612554   26858       xx                    23058
                                                                    xx         35          3800
PFIZER INC.          COMMON STOCK   717081103  998742   42554       xx                    34954
                                                                    xx         35          7600
PROCTER & GAMBLE CO. COMMON STOCK   742718109 2348488   42239       xx                    36639
                                                                    xx         35          5600
ROCKWELL AUTOMATION  COMMON STOCK   773903109  284800    3955       xx                     3955
INC.

ROCKWELL COLLINS     COMMON STOCK   774341101  220966    3955       xx                     3955
INC.
ROYAL DUTCH SHELL    SPONSORED ADR  780259206  234430    3500       xx                     2100
PLC                  REPSTG A SHS                                   xx         35          1400
SCHLUMBERGER LTD     COMMON STOCK   806857108  377247    5794       xx                     5494
                                                                    xx         12           300

                                                                        Page 6
AS OF: JUNE 30, 2006       FORM 13F     SEC FILE # KURT F. SOMERVILLE/28-10379

                                                       ITEM 5:                           ITEM 8:
                                              ITEM 4:  SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:   FAIR      OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP   MARKET  PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ------- --------- ----------- -------- ---- ------ ----
J M SMUCKER CO NEW    COMMON STOCK  832696405  781892   17492       xx                    13192
                                                                    xx         12           700
                                                                    xx         35          3600
SNAP ON INC.          COMMON STOCK  833034101  430271   10645       xx                     7745
                                                                    xx         35          2900
SONOSITE INC.         COMMON STOCK  83568G104  514352   13175       xx                    10875
                                                                    xx         12           200
                                                                    xx         35          2100
STATE STREET CORP.    COMMON STOCK  857477103 1400201   24104       xx                    20404
                                                                    xx         12          1200
                                                                    xx         35          2500
SYMANTEC CORP.        COMMON STOCK  871503108  185703   11950       xx                    10550
                                                                    xx         12           300
                                                                    xx         35          1100
3 M COMPANY           COMMON STOCK  88579Y101 2979121   36884       xx                    30903
                                                                    xx         12           800
                                                                    xx         35          5181
U S BANCORP           COMMON STOCK  902973304  302624    9800       xx                     9800

UNION PACIFIC CORP.   COMMON STOCK  907818108  418320    4500       xx                     4500


UNITED NATURAL        COMMON STOCK  911163103  736577   22307       xx                    19607
FOODS, INC.                                                         xx         12           700
                                                                    xx         35          2000
VERISIGN INC.         COMMON STOCK  92343E102  305844   13200       xx                    11300
                                                                    xx         12           500
                                                                    xx         35          1400
WELLS FARGO & CO.     COMMON STOCK  949746101  368940    5500       xx                     5500
(NEW)

WYETH                 COMMON STOCK  983024100  877675   19763       xx                    16447
                                                                    xx         35          3316

                                                                        Page 7
AS OF: JUNE 30, 2006       FORM 13F     SEC FILE # KURT F. SOMERVILLE/28-10379

                                                          ITEM 5:                           ITEM 8:
                                               ITEM 4:    SHARES     ITEM 6:            VOTING AUTHORITY
                                     ITEM 3:    FAIR        OR     INVESTMENT           ----------------
ITEM 1:                 ITEM 2:       CUSIP    MARKET    PRINCIPAL DISCRETION  ITEM 7:  (A)   (B)   (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------       -------------- --------- ---------- --------- ----------- -------- ---- ------ ----
ZIMMER HOLDINGS INC.  COMMON STOCK  98956P102     235842    4158       xx                     3438
                                                                       xx         12           100
                                                                       xx         35           620
INGERSOLL RAND LTD.   COMMON STOCK  G4776G101     500526   11700       xx                    11700
CL A

TOTAL:                                        94,091,147